Selling General and Administrative (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Selling, General and Administrative [Abstract]
Business development			$ 551,871	$ 136,251	$ 147,635	$ 1,150
Professional fees			1,157,360	27,622	116,029	500
Rent			41,359	30,225	45,450	1,862
Office expense			90,098	34,590	30,226	2,836
Management salaries			1,279,648	76,629	103,129
Total general and administrative	$ 607,430	$ 154,675	$ 3,120,336	$ 308,317	$ 442,469	$ 6,348